SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO INTERNATIONAL EQUITY FUNDS

Wells Fargo Intrinsic World Equity Fund
 (the “Fund”)

Jeffery Peck has announced his intention to retire from Wells Capital Management Incorporated (“Wells Capital Management”) by July 31, 2017 and he will continue to serve as a portfolio manager of the Fund through that time. After July 31, 2017, all references to Jeffrey Peck in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, Jen Robertson, CFA, and Amit Kumar of Wells Capital Management are added as Portfolio Managers for the Fund. Jean-Baptiste Nadal, CFA, will continue to be a portfolio manager of the Fund.

The following biographical descriptions are included among the Portfolio Manager biographies listed for the Fund:

Amit Kumar

Mr. Kumar joined Wells Capital Management or one of its affiliate firms in 2013, where he currently serves as an Associate Portfolio Manager and Senior Analyst with the MetWest Capital Equity team. Prior to joining Wells Capital Management, Mr. Kumar was a portfolio manager/analyst with the Teacher Retirement System of Texas.

Jen Robertson, CFA

Ms. Robertson joined Wells Capital Management or one of its affiliate firms in 2011, where she currently serves as an Associate Portfolio Manager and Senior Analyst with the MetWest Capital Equity team.

The Management of Other Accounts and Beneficial Ownership in the Fund tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Amit Kumar[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$13.96M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$22.60M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	13
	Total Assets Managed	$1.48B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$440.41M
Jen Robertson, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$13.96M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$22.60M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	13
	Total Assets Managed	$1.48B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$440.41M

Portfolio Manager	Fund	Beneficial Ownership
Amit Kumar [1]	Intrinsic World Equity Fund	$0
Jen Robertson, CFA[1]	Intrinsic World Equity Fund	$0

1Mr. Kumar and Ms. Robertson became portfolio managers of the Fund on June 2, 2017. The information presented in this table is as of April 30, 2017.

June 6, 2017                                                                                                                       IEIT067/P304SP